Financial result - Additional Information (Detail) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 € / shares	Mar. 31, 2023 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 € / shares	Mar. 31, 2022 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities	€ (13,105)	€ (2,786)	€ (5,708)	€ 13,743
Top of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights | (per share)	€ 3.15	€ 1.96	€ 3.15	€ 1.96	$ 3.42			$ 2.04
Bottom of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights | (per share)						€ 1.32	$ 1.44		€ 1.58	$ 1.75